Contingencies and Other Accrued Losses (Tables)	12 Months Ended
May 31, 2014
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2014	2013
(In thousands)
Accrued product liability reserves	$10,589	$15,582
Accrued warranty reserves	14,167	8,591
Accrued environmental reserves	2,731	3,418

Total accrued loss reserves - Current	$27,487	$27,591

Accrued product liability reserves - noncurrent	$29,653	$29,489
Accrued warranty liability - noncurrent	574	739
Accrued environmental reserves - noncurrent	2,005	3,274

Total accrued loss reserves - Noncurrent	$32,232	$33,502

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2014	2013	2012
(In thousands)
Beginning Balance	$9,330	$14,751	$17,196
Deductions (1)	(19,155)	(20,115)	(18,143)
Provision charged to SG&A expense	24,566	14,260	15,513
Acquisitions	—	434	185

Ending Balance	$14,741	$9,330	$14,751

(1)	Primarily claims paid during the year.